UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03196

Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2006 (Unaudited)

Cash Reserve Fund-Prime Series

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 13.8%
Abbey National Treasury Services, PLC, 4.61%, 7/5/2006	10,000,000	9,999,167
Credit Suisse, 5.71%, 6/28/2007	10,000,000	10,000,000
Five Finance, Inc., 144A, 5.7%, 6/28/2007	15,000,000	14,998,512
HBOS Treasury Services PLC:
3.8%, 7/10/2006	70,000,000	70,000,000
4.75%, 12/4/2006	5,000,000	5,000,000
5.0%, 2/12/2007	10,000,000	10,000,000
5.305%, 4/19/2007	25,000,000	25,000,000
Natexis Banque Populaires:
5.0%, 2/8/2007	20,000,000	20,000,000
5.0%, 2/9/2007	10,000,000	10,000,000
5.55%, 6/18/2007	10,000,000	10,000,000
Norinchukin Bank:
5.32%, 8/8/2006	15,000,000	15,000,000
5.35%, 8/7/2006	10,000,000	10,000,000
Royal Bank of Canada:
4.05%, 7/24/2006	15,000,000	15,000,000
4.775%, 12/1/2006	25,000,000	25,000,507
Royal Bank of Scotland PLC, 4.75%, 12/4/2006	45,000,000	45,000,000
Societe Generale, 5.305%, 5/2/2007	15,000,000	15,000,000
Tango Finance Corp., 5.67%, 6/29/2007	5,000,000	5,000,000
Toronto Dominion Bank, 3.8%, 7/10/2006	25,000,000	25,000,000

Total Certificates of Deposit and Bank Notes (Cost $339,998,186)		339,998,186
Commercial Paper** 27.6%
Atlantis One Funding Corp., 5.265%, 8/4/2006	10,000,000	9,950,275
BMW US Capital LLC, 5.28%, 7/3/2006	50,000,000	49,985,333
Caisse Nationale des Caisses D’Epargne et Prevoyan, 4.635%, 7/31/2006	25,000,000	24,903,438
Cancara Asset Securitization LLC:
5.3%, 7/3/2006	27,798,000	27,789,815
5.31%, 7/6/2006	20,000,000	19,985,250
5.31%, 7/13/2006	20,000,000	19,964,600
Compass Securitization LLC:
5.26%, 7/21/2006	25,000,000	24,926,945
5.27%, 7/24/2006	15,000,000	14,949,496
Davis Square Funding VI Corp., 5.12%, 7/10/2006	100,000,000	99,872,000
Fox Trot CDO, Inc., 5.3%, 7/26/2006	10,000,000	9,963,195
Giro Funding US Corp.:
5.325%, 8/4/2006	40,000,000	39,798,833
5.33%, 8/4/2006	10,000,000	9,949,661
Greyhawk Funding LLC, 5.31%, 8/8/2006	10,000,000	9,943,950
International Bank for Reconstruction & Development, 4.98%, 7/3/2006	12,500,000	12,496,542
K2 (USA) LLC, 5.15%, 11/27/2006	25,000,000	24,467,118
Liberty Street Funding:
5.0%, 7/5/2006	30,000,000	29,983,333
5.3%, 7/24/2006	15,000,000	14,949,208
Nieuw Amsterdam Receivables Corp., 5.265%, 8/4/2006	10,000,000	9,950,275
Old Line Funding, LLC, 5.28%, 8/9/2006	10,000,000	9,942,800
Perry Global Funding LLC, Series A, 5.02%, 7/6/2006	30,000,000	29,979,083
Prudential PLC:

5.02%, 7/5/2006	10,000,000	9,994,422
5.32%, 7/7/2006	10,000,000	9,991,133
Scaldis Capital LLC, 5.035%, 10/23/2006	16,513,000	16,249,714
Sheffield Receivables Corp., 5.08%, 7/6/2006	25,000,000	24,982,361
Tulip Funding Corp., 5.34%, 7/28/2006	10,000,000	9,959,950
United Technologies Corp., 5.35%, 7/3/2006	465,000	464,862
Verizon Communications, Inc.:
5.25%, 7/6/2006	40,000,000	39,970,834
5.33%, 7/7/2006	45,000,000	44,960,025
5.35%, 7/19/2006	30,000,000	29,919,750

Total Commercial Paper (Cost $680,244,201)		680,244,201
Short Term Notes* 35.5%
Alliance & Leicester PLC, 5.134%, 12/1/2006	20,000,000	20,000,000
American Express Bank FSB, 5.38%, 6/29/2007	15,000,000	15,009,609
American Express Credit Corp., 5.11%, 1/9/2007	9,000,000	8,999,497
American Honda Finance Corp.:
5.15%, 4/13/2007	1,000,000	1,000,743
5.319%, 2/20/2007	20,000,000	20,019,246
Barclays Bank PLC, 5.074%, 4/4/2007	45,000,000	44,993,259
Beta Finance, Inc., 5.41%, 3/15/2007	15,000,000	15,004,771
BMW US Capital LLC, 144A, 5.198%, 4/16/2007	10,000,000	10,000,000
BNP Paribas:
5.221%, 6/13/2007	25,000,000	25,000,000
5.292%, 10/26/2006	20,000,000	20,000,000
Cancara Asset Securitization LLC, 144A, 5.148%, 8/15/2006	20,000,000	19,999,500
CIT Group, Inc., 5.37%, 2/15/2007	23,000,000	23,028,638
Credit Suisse:
5.292%, 9/26/2006	25,000,000	25,000,000
5.43%, 9/26/2006	25,000,000	25,000,000
Five Finance, Inc., 144A, 5.333%, 5/25/2007	25,000,000	25,007,042
General Electric Capital Corp., 5.285%, 12/8/2006	39,000,000	39,007,285
Greenwich Capital Holdings, 5.07%, 10/2/2006	20,000,000	20,000,000
HSBC Finance Corp., 5.16%, 10/27/2006	75,000,000	75,015,673
International Business Machine Corp., 5.134%, 12/8/2010	20,000,000	20,000,000
Intesa Bank Ireland PLC, 5.34%, 7/25/2007	15,000,000	15,000,000
JPMorgan Chase & Co., 5.284%, 8/11/2006	20,000,000	20,003,326
K2 (USA) LLC, 5.19%, 7/24/2006	20,000,000	20,000,684
Merrill Lynch & Co., Inc.:
5.136%, 10/19/2006	14,450,000	14,453,601
5.148%, 2/27/2007	20,000,000	20,000,000
5.178%, 5/14/2007	20,000,000	20,000,000
5.189%, 2/2/2007	15,000,000	15,000,000
5.321%, 7/27/2007	5,000,000	5,000,000
5.345%, 9/15/2006	20,000,000	20,017,512
5.362%, 5/29/2007	25,000,000	25,000,000
Metropolitan Life Global Funding I, 5.139%, 6/1/2007	20,000,000	20,011,366
Morgan Stanley, 5.18%, 7/10/2006	30,000,000	30,000,000
Skandinaviska Enskilda Banken, 5.14%, 2/9/2011	10,000,000	10,000,000
Tango Finance Corp.:
144A, 5.168%, 9/18/2006	33,500,000	33,499,806
5.183%, 2/15/2007	50,000,000	50,001,439
The Bear Stearns Companies, Inc., 5.372%, 9/18/2006	50,000,000	50,000,000
The Goldman Sachs Group, Inc.:
5.163%, 1/9/2007	25,000,000	25,017,136
5.342%, 8/18/2006	15,000,000	15,003,842
Toyota Motor Credit Corp., 5.059%, 10/3/2006	15,000,000	14,998,978

Total Short Term Notes (Cost $875,092,953)		875,092,953
Master Notes 1.0%
The Bear Stearns Companies, Inc., 5.28% *, 7/3/2006 (a) (Cost $25,000,000)	25,000,000	25,000,000

US Government Sponsored Agencies 1.8%
Federal Home Loan Mortgage Corp., 5.5%, 7/3/2007	20,000,000	20,000,000
Federal National Mortgage Association, 4.05%, 8/14/2006	25,000,000	25,000,000

Total US Government Sponsored Agencies (Cost $45,000,000)		45,000,000
Funding Agreements 3.4%
Genworth Life Insurance Co.:
3.925% *, 9/1/2006	45,000,000	45,000,000
4.9% *, 3/1/2007	20,000,000	20,000,000
New York Life Insurance Co., 4.57% *, 9/19/2006	20,000,000	20,000,000

Total Funding Agreements (Cost $85,000,000)		85,000,000
Asset Backed 0.4%
Interstar Millennium Trust, “A1”, Series 2006-G, 5.33% *, 5/25/2011 (Cost $10,000,000)	10,000,000	10,000,000
Promissory Notes 2.0%
The Goldman Sachs Group, Inc., 5.16% *, 11/13/2006 (Cost $50,000,000)	50,000,000	50,000,000
Repurchase Agreements 15.2%
Banc of America Securities LLC, 5.25%, dated 6/30/2006, to be repurchased at $123,771,628 on 7/3/2006 (b)	123,717,502	123,717,502
UBS Securities LLC, 5.25%, dated 6/30/2006, to be repurchased at $250,109,375 on 7/3/2006 (c)	250,000,000	250,000,000

Total Repurchase Agreements (Cost $373,717,502)		373,717,502
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,484,052,842)	100.7	2,484,052,842
Other Assets and Liabilities, Net	(0.7)	(18,361,710)

Net Assets	100.0	2,465,691,132

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2006.

**		Annualized yield at time of purchase; not a coupon rate.
(a)		Reset date; not a maturity date.
(b)		Collateralized by $134,472,855 Federal National Mortgage Association, 5.0%, maturing on 3/1/2035 with a value of $126,191,852.
(c)		Collateralized by $260,010,693 Federal National Mortgage Association, with various coupon rates from 4.599-7.455%, with various maturities from 7/1/2033-8/1/2035 with a value of $255,000,954.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prime Series, a series of Cash Reserve Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Prime Series, a series of Cash Reserve Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006